Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom Lifetime Income III Portfolio
March 31, 2022
VIPFLI-III-NPRT1-0522
1.830300.116
Domestic Equity Funds - 25.3%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	30,386	1,465,232
VIP Equity-Income Portfolio Investor Class (a)	60,264	1,545,781
VIP Growth & Income Portfolio Investor Class (a)	67,265	1,758,319
VIP Growth Portfolio Investor Class (a)	16,721	1,507,523
VIP Mid Cap Portfolio Investor Class (a)	11,453	428,457
VIP Value Portfolio Investor Class (a)	61,887	1,135,626
VIP Value Strategies Portfolio Investor Class (a)	34,226	554,803
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,186,737)		8,395,741

International Equity Funds - 26.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	313,600	3,427,648
VIP Overseas Portfolio Investor Class (a)	216,236	5,451,322
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,486,058)		8,878,970

Bond Funds - 45.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	338,481	3,662,367
Fidelity International Bond Index Fund (a)	95,229	906,584
Fidelity Long-Term Treasury Bond Index Fund (a)	86,659	1,142,167
VIP High Income Portfolio Investor Class (a)	110,131	552,859
VIP Investment Grade Bond Portfolio Investor Class (a)	741,985	8,851,878
TOTAL BOND FUNDS (Cost $15,604,764)		15,115,855

Short-Term Funds - 2.4%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.06% (a)(b) (Cost $795,877)	795,877	795,877

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $29,073,436)	33,186,443
NET OTHER ASSETS (LIABILITIES) - 0.0%	(31)
NET ASSETS - 100.0%	33,186,412

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,524,960	508,304	264,888	-	(9,153)	(96,856)	3,662,367
Fidelity International Bond Index Fund	704,210	254,912	14,413	-	(222)	(37,903)	906,584
Fidelity Long-Term Treasury Bond Index Fund	1,188,676	189,908	107,463	5,952	(7,736)	(121,218)	1,142,167
VIP Contrafund Portfolio Investor Class	1,640,917	134,106	133,027	14,953	(13,500)	(163,264)	1,465,232
VIP Emerging Markets Portfolio Investor Class	3,796,362	304,341	209,548	-	(9,743)	(453,764)	3,427,648
VIP Equity-Income Portfolio Investor Class	1,735,521	54,022	221,925	2,149	7,152	(28,989)	1,545,781
VIP Government Money Market Portfolio Investor Class 0.06%	1,320,724	226,554	751,401	43	-	-	795,877
VIP Growth & Income Portfolio Investor Class	1,975,654	56,310	280,820	3,699	75,570	(68,395)	1,758,319
VIP Growth Portfolio Investor Class	1,678,275	198,403	177,746	76,422	(21,843)	(169,566)	1,507,523
VIP High Income Portfolio Investor Class	721,425	272	140,249	270	(11,174)	(17,415)	552,859
VIP Investment Grade Bond Portfolio Investor Class	9,670,153	863,424	716,887	440,016	(39,205)	(925,607)	8,851,878
VIP Mid Cap Portfolio Investor Class	481,432	35,440	47,631	10,779	(3,925)	(36,859)	428,457
VIP Overseas Portfolio Investor Class	5,801,129	625,006	171,428	43,677	(13,280)	(790,105)	5,451,322
VIP Value Portfolio Investor Class	1,271,761	50,235	191,808	16,083	8,541	(3,103)	1,135,626
VIP Value Strategies Portfolio Investor Class	623,354	10,976	76,455	5,179	6,192	(9,264)	554,803
	36,134,553	3,512,213	3,505,689	619,222	(32,326)	(2,922,308)	33,186,443

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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